RELATED PARTY TRANSACTIONS - Assets with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Transactions with related parties
Cash and cash equivalents (Note 4)	Rp 14,544	Rp 19,236
% of cash and cash equivalents on total assets	7.06%	9.71%
Other current financial assets (Note 5)	Rp 471	Rp 1,170
% of other current financial assets on total assets	0.23%	0.59%
Trade receivables - net (Note 6)	Rp 2,014	Rp 1,864
Percentage of trade receivables on total assets	0.98%	0.94%
Other current assets	Rp 3,641	Rp 3,613
% of other current assets on total assets	1.77%	1.82%
Other non-current assets	Rp 1,789	Rp 2,077
% of other non-current assets on total assets	0.87%	1.05%
Entities under common control
Transactions with related parties
Other current assets	Rp 3,563	Rp 3,545
% of other current assets on total assets	1.73%	1.79%
Other non-current assets	Rp 1,771	Rp 2,052
% of other non-current assets on total assets	0.86%	1.04%
MoCI
Transactions with related parties
Other current assets	Rp 3,478	Rp 3,485
% of other current assets on total assets	1.69%	1.76%
Other non-current assets	Rp 1,743	Rp 2,019
% of other non-current assets on total assets	0.85%	1.02%
Others
Transactions with related parties
Other current assets	Rp 85	Rp 60
% of other current assets on total assets	0.04%	0.03%
Other non-current assets	Rp 28	Rp 33
% of other non-current assets on total assets	0.01%	0.02%
Other related entities
Transactions with related parties
Other current assets	Rp 78	Rp 68
% of other current assets on total assets	0.04%	0.03%
Other non-current assets	Rp 18	Rp 25
% of other non-current assets on total assets	0.01%	0.01%